RELATED PARTY TRANSACTIONS - Accounts receivable - related parties (Details) - Related Party - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
RELATED PARTY TRANSACTIONS
Accounts receivable, net	$ 245,492	$ 232,620
Percent of accounts receivables collected	90.50%
Accounts receivable collected	$ 222,281
Shanghai Tuwen Office Equipment Co., Ltd
RELATED PARTY TRANSACTIONS
Accounts receivable, net	166,236	30,780
Anhui New Yalian Office Equipment Co., Ltd.
RELATED PARTY TRANSACTIONS
Accounts receivable, net	64,812	132,399
Xuancheng Jinshida Modern Office Equipment Co., Ltd.
RELATED PARTY TRANSACTIONS
Accounts receivable, net	12,823	7,619
Hebei Leading Future Technology Co., Ltd.
RELATED PARTY TRANSACTIONS
Accounts receivable, net	1,345	48,604
Others
RELATED PARTY TRANSACTIONS
Accounts receivable, net	$ 276	$ 13,218